Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Loss attributed to PRC	$ (252,416)	$ (127,120)	$ (444,889)	$ (783,688)
Loss attributed to US and other intermediate holding companies	(56,760)	(52,447)	(299,789)	(124,731)
Loss before tax	(309,176)	(179,567)	(744,678)	(908,419)
PRC Statutory Tax at 25% Rate
Effect of difference between PRC tax basis and US GAAP			1,440	342
Income tax			$ 1,440	$ 342